Stream, Royalty and Other Interests - Additional Information (Detail) $ in Thousands			12 Months Ended
	Apr. 03, 2019 USD ($) oz	Jan. 18, 2019 USD ($)	Dec. 31, 2020 USD ($) $ / carat oz	Dec. 31, 2019 USD ($) $ / carat
Disclosure of property plant and equipment and exploration and evaluation [line items]
Impairment of mineral, royalty and other interests			$ 8,877	$ 2,660
Decrease in diamond prices			10.00%
Impact of ten percent decrease in diamond prices on recoverable amount of Diavik			$ 1,200
Impact of one year reduction in mine life on recoverable amount of Diavik			$ 3,500
Convertible Debenture [Member] | Americas Gold and Silver Corp [Member]
Disclosure of property plant and equipment and exploration and evaluation [line items]
Financing package amounts	$ 10,000
Private placement [Member] | Americas Gold and Silver Corp [Member]
Disclosure of property plant and equipment and exploration and evaluation [line items]
Financing package amounts	$ 7,500
Fruta del Norte Project [member] | ECUADOR | Major purchases of assets [member]
Disclosure of property plant and equipment and exploration and evaluation [line items]
Acquisition of mineral, royalty and other interests		$ 32,800
Relief Canyon [member]
Disclosure of property plant and equipment and exploration and evaluation [line items]
Fixed delivery term	5 years 6 months
Stream and royalty buy back option | oz	4,000
Premium of annual purchase options	10.00%
Stream percentage if purchase option exercised	2.00%
Relief Canyon [member] | NSR Applies To Area Surrounding Relief Canyon [Member]
Disclosure of property plant and equipment and exploration and evaluation [line items]
Reduced NSR percentage if purchase option exercised	1.00%
Relief Canyon [member] | Contract [Member]
Disclosure of property plant and equipment and exploration and evaluation [line items]
Precious Metal Stream And NSR	$ 25,000
Relief Canyon [member] | Gold commodity type [member]
Disclosure of property plant and equipment and exploration and evaluation [line items]
Threshold, percentage life of mine or relevant weight commodity change | oz	32,022		32,022
Relief Canyon [member] | Gold and Silver Commodity Type [member]
Disclosure of property plant and equipment and exploration and evaluation [line items]
Percentage of life of mine gold or relevant commodity after fixed delivery period			4.00%
Relief Canyon [member] | Gold and Silver Commodity Type [member] | Stream percentage after fixed delivery period [member]
Disclosure of property plant and equipment and exploration and evaluation [line items]
Percentage of life of mine gold or relevant commodity	4.00%
Stream percentage life of mine gold and silver	4.00%
Relief Canyon [member] | Major purchases of assets [member]
Disclosure of property plant and equipment and exploration and evaluation [line items]
Financing package agreement aggregate amounts	$ 42,500
Diavik [member]
Disclosure of property plant and equipment and exploration and evaluation [line items]
Impairment of mineral, royalty and other interests			$ 7,900	$ 2,400
Fair value assumption used for life of mine, years			3 years	3 years
Discount rate used in current measurement of fair value less costs of disposal			4.00%	4.00%
Description of key assumptions on which management has based determination of fair value less costs of disposal			Key assumptions used in the cash flow forecast were: a mine life of approximately three years, a diamond price ranging from $55–$90 per carat and a 4% discount rate.	Key assumptions used in the cash flow forecast were: a mine life of approximately 3 years, a diamond price ranging from $110–$130 per carat and a 4% discount rate.
Diavik [member] | Level 3 of fair value hierarchy [member]
Disclosure of property plant and equipment and exploration and evaluation [line items]
Recoverable amount of asset or cash-generating unit			$ 11,300	$ 19,800
Bottom of Range [member] | Relief Canyon [member]
Disclosure of property plant and equipment and exploration and evaluation [line items]
Cash payment percentage of spot price	30.00%
Bottom of Range [member] | Relief Canyon [member] | NSR Applies To Area Surrounding Relief Canyon [Member]
Disclosure of property plant and equipment and exploration and evaluation [line items]
Net smelter return royalty percentage	1.40%
Bottom of Range [member] | Diavik [member]
Disclosure of property plant and equipment and exploration and evaluation [line items]
Fair value assumption commodity price used | $ / carat			55	110
Top of Range [member] | Relief Canyon [member]
Disclosure of property plant and equipment and exploration and evaluation [line items]
Cash payment percentage of spot price	65.00%
Top of Range [member] | Relief Canyon [member] | NSR Applies To Area Surrounding Relief Canyon [Member]
Disclosure of property plant and equipment and exploration and evaluation [line items]
Net smelter return royalty percentage	2.80%
Top of Range [member] | Diavik [member]
Disclosure of property plant and equipment and exploration and evaluation [line items]
Fair value assumption commodity price used | $ / carat			90	130